STOCK COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
The following table summarizes changes in the number of outstanding stock options

The following table summarizes changes in the number of outstanding stock options under the 2011 Incentive Plan over the period December 31, 2020 to June 30, 2021:

			Weighted average
		Weighted average	remaining
		exercise price	contractual term
	Options	per share	in years
Outstanding – December 31, 2020	1,173,190	$6.52	3.35
Awarded	—	—
Exercised	—	—
Forfeited	(103,265)	12.43
Outstanding – June 30, 2021	1,069,925	5.95	3.14

Exercisable at June 30, 2021	904,263	$6.20	2.72
Expected to vest June 30, 2021	1,069,925	5.95	3.14

The following table summarizes changes in the number of outstanding stock options under the Director Plan, Stock Plan and the 2011 Incentive Plan during the two years ended December 31, 2020.

		Weighted average	Weighted average
		exercise price	remaining
	Options	per share	contractual term
Outstanding – December 31, 2018	1,380,492	$7.56	4.18 years
Awarded	100,769	2.69
Exercised	(151,950)	4.08
Forfeited	(198,839)	9.33
Outstanding – December 31, 2019	1,130,472	7.28	3.48 years
Awarded	191,301	5.10
Exercised	(8,000)	2.64
Forfeited	(140,583)	10.90
Outstanding – December 31, 2020	1,173,190	6.52	3.35 years

Exercisable at December 31, 2020	877,926	$7.20	2.59 years
Expected to vest December 31, 2020	1,173,190	$6.52	3.35 years

The fair value of awards issued under the Company’s stock option plan is estimated at grant date using the Black-Scholes option-pricing model. The following table displays the assumptions used in the model.

The fair value of awards issued under the Company’s stock option plan is estimated at grant date using the Black-Scholes option-pricing model. The following table displays the assumptions used in the model.

	Year Ended December 31
	2020	2019
Expected volatility	40.2%	31.3%
Risk free interest rate	0.4%	2.2%
Expected holding period	6 years	6 years
Dividend yield	1.3%	3.0%

The following table summarizes the status of stock options outstanding at December 31, 2020:

Total unrecognized compensation expense was $222,000 as of December 31, 2020, which is expected to be recognized over the next 2.8 years. The aggregate intrinsic value of all outstanding options, exercisable options, and options expected to vest (the amount by which the market price of the stock on the last day of the period exceeded the market price of the stock on the date of grant) was $437,000 based on the Company’s stock price at December 31, 2020. The intrinsic value of options exercised during the year was $18,000 in 2020 and $380,000 in 2019. Net cash proceeds from the exercise of all stock options were $0 in 2020 and 2019. The following table summarizes the status of stock options outstanding at December 31, 2020:

		Weighted Average	Weighted
		Remaining	Average
Range of Exercise Prices	Shares	Option Life	Exercise Price
$2.50 to $4.99	515,989	4.6 years	$3.75
$5.00 to $7.49	353,359	3.6 years	6.17
$7.50 to $9.99	0	0 years	0.00
$10.00 to $12.49	244,477	1.2 years	11.32
$12.50 to $14.15	59,365	0.2 years	12.97

The following table summarizes the changes in the number of deferred stock

The following table summarizes the changes in the number of deferred stock shares under the 2011 Incentive Plan over the period December 31, 2020 to June 30, 2021:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2020	272,695	$3.91
Granted	—	—
Vested	(95,881)	3.72
Forfeited	(78,109)	3.56
Outstanding – June 30, 2021	98,705	4.36

The following table summarizes the changes in the number of deferred stock shares under the Stock Plan and 2011 Incentive Plan over the period from December 31, 2018 to December 31, 2020:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2018	270,066	$4.48
Granted	161,107	2.76
Vested	(4,575)	4.56
Forfeited	(105,371)	3.90
Outstanding – December 31, 2019	321,227	3.37
Granted	95,631	5.33
Vested	(57,952)	2.81
Forfeited	(86,211)	4.22
Outstanding – December 31, 2020	272,695	3.91